UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - FREYR AS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative	$ 7,131,000	$ 593,000	$ 4,377,000	$ 1,361,000
Research and development	2,907,000	45,000	1,865,000	545,000
Depreciation	10,000	3,000	15,000	1,000
Other operating expenses	1,871,000	239,000	2,666,000	566,000
Total operating expenses	11,919,000	880,000	8,923,000	2,473,000
Loss from operations	(11,919,000)	(880,000)	(8,923,000)	(2,473,000)
Other income (expense):
Redeemable preferred shares fair value adjustment	6,000	0	(70,000)
Interest income	6,000	0	20,000
Warrant liability fair value adjustment	0	(66,000)	(1,670,000)	1,146,000
Convertible notes fair value adjustment	0	24,000	(201,000)
Interest expense	0	(8,000)	(53,000)	(3,000)
Foreign currency transaction gain (loss)	20,000	(5,000)	38,000	(9,000)
Gain on settlement of warrant liability			466,000
Other income	0	40,000	788,000	138,000
Loss before income taxes	(11,887,000)	(895,000)	(9,605,000)	(1,201,000)
Income tax expense	0	0	0	0
Net loss	(11,887,000)	(895,000)	(9,605,000)	(1,201,000)
Other comprehensive income (loss):
Foreign currency translation adjustments	57,000	246,000	662,000	(3,000)
Total comprehensive loss	$ (11,830,000)	$ (649,000)	$ (8,943,000)	$ (1,204,000)
Basic and diluted net loss attributable to ordinary shareholders (Note 13)	$ (0.06)	$ (0.01)
Net loss attributable to ordinary shareholders (Note 15):
Basic	(0.06)	(0.01)	$ (0.06)	$ (0.01)
Diluted	$ (0.06)	$ (0.01)	$ (0.06)	$ (0.02)